Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Funds College Target Date Series
Entity Central Index Key	0001547011
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
American Funds® College 2042 Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® College 2042 Fund
Class Name	Class 529-A
Trading Symbol	CABAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 24	0.48% *
*Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 278,000,000
Holdings Count | Holdings	16
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 278
Total number of portfolio holdings	16
Portfolio turnover rate	None

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® College 2042 Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® College 2042 Fund
Class Name	Class 529-C
Trading Symbol	CABCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 58	1.18% *
*Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.18%	[1]
Net Assets	$ 278,000,000
Holdings Count | Holdings	16
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 278
Total number of portfolio holdings	16
Portfolio turnover rate	None

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® College 2042 Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® College 2042 Fund
Class Name	Class 529-E
Trading Symbol	CAAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 32	0.64% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 278,000,000
Holdings Count | Holdings	16
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 278
Total number of portfolio holdings	16
Portfolio turnover rate	None

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® College 2042 Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® College 2042 Fund
Class Name	Class 529-T
Trading Symbol	TAAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 9	0.19% *
*Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 278,000,000
Holdings Count | Holdings	16
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 278
Total number of portfolio holdings	16
Portfolio turnover rate	None

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® College 2042 Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® College 2042 Fund
Class Name	Class 529-F-1
Trading Symbol	CAAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 11	0.23% *
*Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.23%	[1]
Net Assets	$ 278,000,000
Holdings Count | Holdings	16
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 278
Total number of portfolio holdings	16
Portfolio turnover rate	None

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® College 2042 Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® College 2042 Fund
Class Name	Class 529-F-2
Trading Symbol	CAAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 7	0.14% *
*Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[1]
Net Assets	$ 278,000,000
Holdings Count | Holdings	16
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 278
Total number of portfolio holdings	16
Portfolio turnover rate	None

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® College 2042 Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® College 2042 Fund
Class Name	Class 529-F-3
Trading Symbol	DAAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 5	0.10% *
*Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[1]
Net Assets	$ 278,000,000
Holdings Count | Holdings	16
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 278
Total number of portfolio holdings	16
Portfolio turnover rate	None

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® College 2039 Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® College 2039 Fund
Class Name	Class 529-A
Trading Symbol	CDJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 20	0.41% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%	[1]
Net Assets	$ 1,424,000,000
Holdings Count | Holdings	18
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,424
Total number of portfolio holdings	18
Portfolio turnover rate	0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® College 2039 Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® College 2039 Fund
Class Name	Class 529-C
Trading Symbol	CTJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 58	1.17% *
*Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.17%	[1]
Net Assets	$ 1,424,000,000
Holdings Count | Holdings	18
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,424
Total number of portfolio holdings	18
Portfolio turnover rate	0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® College 2039 Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® College 2039 Fund
Class Name	Class 529-E
Trading Symbol	CTAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 32	0.64% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 1,424,000,000
Holdings Count | Holdings	18
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,424
Total number of portfolio holdings	18
Portfolio turnover rate	0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® College 2039 Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® College 2039 Fund
Class Name	Class 529-T
Trading Symbol	TCATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 9	0.18% *
*Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[1]
Net Assets	$ 1,424,000,000
Holdings Count | Holdings	18
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,424
Total number of portfolio holdings	18
Portfolio turnover rate	0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® College 2039 Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® College 2039 Fund
Class Name	Class 529-F-1
Trading Symbol	CTDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 10	0.21% *
*Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.21%	[1]
Net Assets	$ 1,424,000,000
Holdings Count | Holdings	18
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,424
Total number of portfolio holdings	18
Portfolio turnover rate	0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® College 2039 Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® College 2039 Fund
Class Name	Class 529-F-2
Trading Symbol	FCFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 7	0.14% *
*Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[1]
Net Assets	$ 1,424,000,000
Holdings Count | Holdings	18
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,424
Total number of portfolio holdings	18
Portfolio turnover rate	0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® College 2039 Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® College 2039 Fund
Class Name	Class 529-F-3
Trading Symbol	FTDHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 4	0.08% *
*Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 1,424,000,000
Holdings Count | Holdings	18
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,424
Total number of portfolio holdings	18
Portfolio turnover rate	0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® College 2036 Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® College 2036 Fund
Class Name	Class 529-A
Trading Symbol	CCFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 20	0.41% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%	[1]
Net Assets	$ 2,847,000,000
Holdings Count | Holdings	21
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,847
Total number of portfolio holdings	21
Portfolio turnover rate	0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® College 2036 Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® College 2036 Fund
Class Name	Class 529-C
Trading Symbol	CTDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 58	1.17% *
*Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.17%	[1]
Net Assets	$ 2,847,000,000
Holdings Count | Holdings	21
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,847
Total number of portfolio holdings	21
Portfolio turnover rate	0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® College 2036 Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® College 2036 Fund
Class Name	Class 529-E
Trading Symbol	CTKEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 32	0.64% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 2,847,000,000
Holdings Count | Holdings	21
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,847
Total number of portfolio holdings	21
Portfolio turnover rate	0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® College 2036 Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® College 2036 Fund
Class Name	Class 529-T
Trading Symbol	TCDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on
a
hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 8	0.17% *
*Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.17%	[1]
Net Assets	$ 2,847,000,000
Holdings Count | Holdings	21
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,847
Total number of portfolio holdings	21
Portfolio turnover rate	0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® College 2036 Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® College 2036 Fund
Class Name	Class 529-F-1
Trading Symbol	CTAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 10	0.20% *
*Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[1]
Net Assets	$ 2,847,000,000
Holdings Count | Holdings	21
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,847
Total number of portfolio holdings	21
Portfolio turnover rate	0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® College 2036 Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® College 2036 Fund
Class Name	Class 529-F-2
Trading Symbol	CTAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 7	0.14% *
*Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[1]
Net Assets	$ 2,847,000,000
Holdings Count | Holdings	21
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,847
Total number of portfolio holdings	21
Portfolio turnover rate	0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® College 2036 Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® College 2036 Fund
Class Name	Class 529-F-3
Trading Symbol	CTAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for
the l
ast six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 4	0.08% *
*Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 2,847,000,000
Holdings Count | Holdings	21
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net a sse ts (in millions)	$ 2,847
Total number of portfolio holdings	21
Portfolio turnover rate	0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2033 Fund® - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds College 2033 Fund®
Class Name	Class 529-A
Trading Symbol	CTLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 21	0.41% *
*Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[1]
Net Assets	$ 3,650,000,000
Holdings Count | Holdings	19
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,650
Total number of portfolio holdings	19
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2033 Fund® - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds College 2033 Fund®
Class Name	Class 529-C
Trading Symbol	CTLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hy
pot
hetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 58	1.16% *
*Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%	[1]
Net Assets	$ 3,650,000,000
Holdings Count | Holdings	19
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,650
Total number of portfolio holdings	19
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2033 Fund® - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds College 2033 Fund®
Class Name	Class 529-E
Trading Symbol	CTLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hy
pot
hetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 32	0.64% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 3,650,000,000
Holdings Count | Holdings	19
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,650
Total number of portfolio holdings	19
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2033 Fund® - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds College 2033 Fund®
Class Name	Class 529-T
Trading Symbol	TCFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 9	0.18% *
*Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[1]
Net Assets	$ 3,650,000,000
Holdings Count | Holdings	19
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,650
Total number of portfolio holdings	19
Portfolio tu rnov er rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2033 Fund® - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds College 2033 Fund®
Class Name	Class 529-F-1
Trading Symbol	CTLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 10	0.20% *
*Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[1]
Net Assets	$ 3,650,000,000
Holdings Count | Holdings	19
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,650
Total number of portfolio holdings	19
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2033 Fund® - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds College 2033 Fund®
Class Name	Class 529-F-2
Trading Symbol	FCCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 7	0.14% *
*Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[1]
Net Assets	$ 3,650,000,000
Holdings Count | Holdings	19
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,650
Total number of portfolio holdings	19
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2033 Fund® - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds College 2033 Fund®
Class Name	Class 529-F-3
Trading Symbol	FTCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 4	0.07% *
*Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[1]
Net Assets	$ 3,650,000,000
Holdings Count | Holdings	19
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,650
Total number of portfolio holdings	19
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2030 Fund® - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds College 2030 Fund®
Class Name	Class 529-A
Trading Symbol	CTHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important info rm ation about American Funds College 2030 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hy
pot
hetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 21	0.41% *
*Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[1]
Net Assets	$ 4,413,000,000
Holdings Count | Holdings	15
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,413
Total number of portfolio holdings	15
Portfolio turnover rate	0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2030 Fund® - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds College 2030 Fund®
Class Name	Class 529-C
Trading Symbol	CTYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds C oll ege 2030 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the
last
six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 58	1.16% *
*Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%	[1]
Net Assets	$ 4,413,000,000
Holdings Count | Holdings	15
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,413
Total number of portfolio holdings	15
Portfolio turnover rate	0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2030 Fund® - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds College 2030 Fund®
Class Name	Class 529-E
Trading Symbol	CTHEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 32	0.64% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 4,413,000,000
Holdings Count | Holdings	15
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,413
Total number of portfolio holdings	15
Portfolio turnover rate	0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2030 Fund® - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds College 2030 Fund®
Class Name	Class 529-T
Trading Symbol	TAFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 8	0.16% *
*Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[1]
Net Assets	$ 4,413,000,000
Holdings Count | Holdings	15
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,413
Total number of portfolio holdings	15
Portfolio turnover rate	0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2030 Fund® - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds College 2030 Fund®
Class Name	Class 529-F-1
Trading Symbol	CTHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 10	0.20% *
*Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[1]
Net Assets	$ 4,413,000,000
Holdings Count | Holdings	15
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	K ey fund statistics
Fund net assets (in millions)	$ 4,413
Total number of portfolio holdings	15
Portfolio turnover rate	0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2030 Fund® - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds College 2030 Fund®
Class Name	Class 529-F-2
Trading Symbol	FDFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hy
po
thetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 7	0.14% *
*Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[1]
Net Assets	$ 4,413,000,000
Holdings Count | Holdings	15
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net a sse ts (in millions)	$ 4,413
Total number of portfolio holdings	15
Portfolio turnover rate	0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2030 Fund® - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds College 2030 Fund®
Class Name	Class 529-F-3
Trading Symbol	FTFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs fo
r the la
st six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 4	0.07% *
*Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[1]
Net Assets	$ 4,413,000,000
Holdings Count | Holdings	15
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,413
Total number of portfolio holdings	15
Portfolio turnover rate	0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2027 Fund® - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds College 2027 Fund®
Class Name	Class 529-A
Trading Symbol	CSTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs
for the
last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 21	0.41% *
*Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[1]
Net Assets	$ 3,689,000,000
Holdings Count | Holdings	13
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,689
Total number of portfolio holdings	13
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2027 Fund® - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds College 2027 Fund®
Class Name	Class 529-C
Trading Symbol	CTSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last
six mon
ths?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 58	1.16% *
*Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%	[1]
Net Assets	$ 3,689,000,000
Holdings Count | Holdings	13
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,689
Total number of portfolio holdings	13
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2027 Fund® - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds College 2027 Fund®
Class Name	Class 529-E
Trading Symbol	CTSEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last
six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 32	0.64% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 3,689,000,000
Holdings Count | Holdings	13
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,689
Total number of portfolio holdings	13
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2027 Fund® - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds College 2027 Fund®
Class Name	Class 529-T
Trading Symbol	TAFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last
six months
?
(based
on a hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 8	0.16% *
*Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[1]
Net Assets	$ 3,689,000,000
Holdings Count | Holdings	13
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,689
Total number of portfolio holdings	13
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2027 Fund® - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds College 2027 Fund®
Class Name	Class 529-F-1
Trading Symbol	CTSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 11	0.21% *
*Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[1]
Net Assets	$ 3,689,000,000
Holdings Count | Holdings	13
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,689
Total number of portfolio holdings	13
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2027 Fund® - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds College 2027 Fund®
Class Name	Class 529-F-2
Trading Symbol	FFCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 7	0.14% *
*Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[1]
Net Assets	$ 3,689,000,000
Holdings Count | Holdings	13
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,689
Total number of portfolio holdings	13
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2027 Fund® - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds College 2027 Fund®
Class Name	Class 529-F-3
Trading Symbol	FFCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 4	0.08% *
*Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 3,689,000,000
Holdings Count | Holdings	13
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,689
Total number of portfolio holdings	13
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College Enrollment Fund® - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds College Enrollment Fund®
Class Name	Class 529-A
Trading Symbol	CENAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 19	0.38% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 3,760,000,000
Holdings Count | Holdings	6
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,760
Total number of portfolio holdings	6
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College Enrollment Fund® - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds College Enrollment Fund®
Class Name	Class 529-C
Trading Symbol	CENCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 58	1.16% *
*Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%	[1]
Net Assets	$ 3,760,000,000
Holdings Count | Holdings	6
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,760
Total number of portfolio holdings	6
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College Enrollment Fund® - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds College Enrollment Fund®
Class Name	Class 529-E
Trading Symbol	CENEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 32	0.63% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[1]
Net Assets	$ 3,760,000,000
Holdings Count | Holdings	6
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,760
Total number of portfolio holdings	6
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College Enrollment Fund® - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds College Enrollment Fund®
Class Name	Class 529-T
Trading Symbol	TCADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 9	0.18% *
*Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[1]
Net Assets	$ 3,760,000,000
Holdings Count | Holdings	6
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,760
Total number of portfolio holdings	6
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College Enrollment Fund® - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds College Enrollment Fund®
Class Name	Class 529-F-1
Trading Symbol	CENFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs
for the last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 11	0.22% *
*Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[1]
Net Assets	$ 3,760,000,000
Holdings Count | Holdings	6
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,760
Total number of portfolio holdings	6
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College Enrollment Fund® - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds College Enrollment Fund®
Class Name	Class 529-F-2
Trading Symbol	FAADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 7	0.14% *
*Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[1]
Net Assets	$ 3,760,000,000
Holdings Count | Holdings	6
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,760
Total number of portfolio holdings	6
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College Enrollment Fund® - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds College Enrollment Fund®
Class Name	Class 529-F-3
Trading Symbol	FTAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund
costs for
the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 4	0.08% *
*Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 3,760,000,000
Holdings Count | Holdings	6
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,760
Total number of portfolio holdings	6
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.

[1]	Annualized.